Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income, Net of Tax
The following table shows the changes in the components of AOCI, net of tax (in millions):

	Foreign	Cash	Defined
	Currency	Flow	Benefit	Total
	Translation	Hedges	Plan Items	AOCI
Balance December 31, 2020	$(7.2)	$(55.6)	$(235.0)	$(297.8)
AOCI before reclassifications	(99.9)	86.4	73.5	60.0
Reclassifications to statements of earnings	—	1.3	4.9	6.2

Balance December 31, 2021	$(107.1)	$32.1	$(156.6)	$(231.6)

Reclassification Adjustments from Accumulated Other Comprehensive Income
The following table shows the reclassification adjustments from AOCI (in millions):

	Amount of Gain / (Loss)
	Reclassified from AOCI
	For the Years Ended December 31,			Location on
Component of AOCI	2021	2020	2019	Statements of Earnings
Cash flow hedges
Foreign exchange forward contracts	$(0.8)	$45.4	$38.4	Cost of products sold
Interest rate swaps	—	—	2.8	Interest expense, net
Forward starting interest rate swaps	(0.6)	(0.6)	(0.6)	Interest expense, net

	(1.4)	44.8	40.6	Total before tax
	(0.1)	6.3	5.5	Provision (benefit) for income taxes

	$(1.3)	$38.5	$35.1	Net of tax

Defined benefit plans
Prior service cost	$4.0	$3.9	$7.3	Other income (expense), net
Curtailment gain	—	—	7.2	Other income (expense), net
Unrecognized actuarial loss	(11.1)	(8.5)	(21.8)	Other income (expense), net

	(7.1)	(4.6)	(7.3)	Total before tax
	(2.2)	(1.7)	(2.3)	Provision (benefit) for income taxes

	$(4.9)	$(2.9)	$(5.0)	Net of tax

Total reclassifications	$(6.2)	$35.6	$30.1	Net of tax

Tax Effects on Each Component of Accumulated Other Comprehensive Income Recognized in Statements of Comprehensive Income (Loss)
The following table shows the tax effects on each component of AOCI recognized in our consolidated statements of comprehensive income (loss) (in millions):

	For the Years Ended December 31,
	Before Tax			Tax			Net of Tax
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Foreign currency cumulative translation adjustments	$(54.8)	$(43.4)	$12.1	$45.1	$(69.0)	$13.6	$(99.9)	$25.6	$(1.5)
Unrealized cash flow hedge gains (losses)	102.5	(42.7)	34.6	16.1	(9.2)	4.0	86.4	(33.5)	30.6
Reclassification adjustments on cash flow hedges	1.4	(44.8)	(40.6)	0.1	(6.3)	(5.5)	1.3	(38.5)	(35.1)
Adjustments to prior service cost and unrecognized actuarial assumptions	96.9	(20.9)	(56.4)	18.5	(11.4)	(7.9)	78.4	(9.5)	(48.5)

Total Other Comprehensive Income (Loss)	$146.0	$(151.8)	$(50.3)	$79.8	$(95.9)	$4.2	$66.2	$(55.9)	$(54.5)